Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 13.3%
3,658		Activision Blizzard, Inc.	$217,578	0.0
26,789	(1)	Alphabet, Inc. – Class A	31,127,478	3.3
26,826	(1)	Alphabet, Inc. – Class C	31,193,541	3.3
7,890	(1)	Charter Communications, Inc.	3,442,486	0.4
189,392		Comcast Corp. – Class A	6,511,297	0.7
23,023	(1)	Electronic Arts, Inc.	2,306,214	0.2
213,821	(1)	Facebook, Inc. – Class A	35,665,343	3.8
37,682	(1)	Netflix, Inc.	14,149,591	1.5
14,600	(1)	T-Mobile US, Inc.	1,224,940	0.1
		125,838,468		13.3

		Consumer Discretionary: 14.2%
37,416	(1)	Amazon.com, Inc.	72,950,724	7.7
3,736	(1)	Booking Holdings, Inc.	5,026,116	0.5
67,375		eBay, Inc.	2,025,292	0.2
55,601		Home Depot, Inc.	10,381,263	1.1
14,407		Las Vegas Sands Corp.	611,865	0.1
69,105		Lowe's Cos, Inc.	5,946,485	0.6
24,532		Marriott International, Inc.	1,835,239	0.2
10,854		McDonald's Corp.	1,794,709	0.2
104,608		Nike, Inc. – Class B	8,655,266	0.9
31,653		Ross Stores, Inc.	2,752,861	0.3
105,631		Starbucks Corp.	6,944,182	0.7
2,322		Target Corp.	215,876	0.0
12,904	(1)	Tesla, Inc.	6,761,696	0.7
108,601		TJX Cos., Inc.	5,192,214	0.6
27,493		VF Corp.	1,486,821	0.2
24,050		Yum! Brands, Inc.	1,648,147	0.2
		134,228,756		14.2

		Consumer Staples: 4.8%
81,682		Altria Group, Inc.	3,158,643	0.3
233,911		Coca-Cola Co.	10,350,562	1.1
39,311		Costco Wholesale Corp.	11,208,745	1.2
19,489		Estee Lauder Cos., Inc.	3,105,377	0.3
34,156	(1)	Monster Beverage Corp.	1,921,617	0.2
105,269		PepsiCo, Inc.	12,642,807	1.3
12,628		Procter & Gamble Co.	1,389,080	0.2
42,176		Sysco Corp.	1,924,491	0.2
		45,701,322		4.8

		Financials: 2.6%
33,042		American Express Co.	2,828,726	0.3
20,549		Aon PLC	3,391,407	0.4
61,552		Charles Schwab Corp.	2,069,378	0.2
19,553		Intercontinental Exchange, Inc.	1,578,905	0.2
39,806		Marsh & McLennan Cos., Inc.	3,441,627	0.4
14,543		Moody's Corp.	3,075,844	0.3
17,044		Progressive Corp.	1,258,529	0.1
22,001		S&P Global, Inc.	5,391,345	0.6
20,788		TD Ameritrade Holding Corp.	720,512	0.1
3,691		Travelers Cos, Inc.	366,701	0.0
		24,122,974		2.6

		Health Care: 14.5%
66,712		Abbott Laboratories	5,264,244	0.6
132,301		AbbVie, Inc.	10,080,013	1.1
14,407	(1)	Alexion Pharmaceuticals, Inc.	1,293,605	0.1
48,537		Amgen, Inc.	9,839,906	1.0
6,626		Anthem, Inc.	1,504,367	0.2
20,274		Baxter International, Inc.	1,646,046	0.2
2,036		Becton Dickinson & Co.	467,812	0.1
5,327	(1)	Biogen, Inc.	1,685,356	0.2
124,181	(1)	Boston Scientific Corp.	4,052,026	0.4
122,803		Bristol-Myers Squibb Co.	6,845,039	0.7
10,029		Cigna Corp.	1,776,938	0.2
2,921		Danaher Corp.	404,296	0.0
18,558	(1)	Edwards Lifesciences Corp.	3,500,410	0.4
76,097		Eli Lilly & Co.	10,556,176	1.1
16,431		Gilead Sciences, Inc.	1,228,382	0.1
14,403		HCA Healthcare, Inc.	1,294,110	0.1
5,075		Humana, Inc.	1,593,651	0.2
13,121	(1)	Illumina, Inc.	3,583,608	0.4
10,246	(1)	Intuitive Surgical, Inc.	5,073,922	0.5
35,889		Johnson & Johnson	4,706,125	0.5
216,042		Merck & Co., Inc.	16,622,271	1.8
1,506	(1)	Regeneron Pharmaceuticals, Inc.	735,365	0.1
30,680		Stryker Corp.	5,107,913	0.5
24,292		Thermo Fisher Scientific, Inc.	6,889,211	0.7
84,561		UnitedHealth Group, Inc.	21,087,822	2.2
23,211	(1)	Vertex Pharmaceuticals, Inc.	5,523,057	0.6
42,831		Zoetis, Inc.	5,040,780	0.5
		137,402,451		14.5

		Industrials: 6.0%
38,288		3M Co.	5,226,695	0.6
47,353		Boeing Co.	7,062,226	0.8
3,740		Caterpillar, Inc.	433,990	0.1
23,750		CSX Corp.	1,360,875	0.1
2,784		Deere & Co.	384,637	0.0
10,239		Delta Air Lines, Inc.	292,119	0.0
4,764		Emerson Electric Co.	227,005	0.0
1,527		General Dynamics Corp.	202,037	0.0
31,394		Honeywell International, Inc.	4,200,203	0.4
28,628		Illinois Tool Works, Inc.	4,068,611	0.4
22,121		Lockheed Martin Corp.	7,497,913	0.8
3,090		Norfolk Southern Corp.	451,140	0.1
13,975		Northrop Grumman Corp.	4,228,136	0.5
15,511		Raytheon Co.	2,034,268	0.2
1,419		Roper Technologies, Inc.	442,458	0.1
24,723		Southwest Airlines Co.	880,386	0.1
9,152	(1)	Uber Technologies, Inc.	255,524	0.0
62,127		Union Pacific Corp.	8,762,392	0.9
62,469		United Parcel Service, Inc. – Class B	5,835,854	0.6
29,708		Waste Management, Inc.	2,749,773	0.3
		56,596,242		6.0

		Information Technology: 40.4%
57,023		Accenture PLC	9,309,575	1.0

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
43,047	(1)	Adobe, Inc.	$13,699,277	1.5
4,439		Analog Devices, Inc.	397,956	0.0
368,841		Apple, Inc.	93,792,578	9.9
44,205		Applied Materials, Inc.	2,025,473	0.2
15,205	(1)	Autodesk, Inc.	2,373,501	0.3
38,921		Automatic Data Processing, Inc.	5,319,722	0.6
34,556		Broadcom, Inc.	8,193,228	0.9
383,308		Cisco Systems, Inc.	15,067,838	1.6
3,838		Cognizant Technology Solutions Corp.	178,352	0.0
9,804	(1)	Dell Technologies, Inc.	387,748	0.0
33,388		Fidelity National Information Services, Inc.	4,061,316	0.4
6,641		HP, Inc.	115,288	0.0
48,008		International Business Machines Corp.	5,325,527	0.6
22,263		Intuit, Inc.	5,120,490	0.5
79,323		Mastercard, Inc. - Class A	19,161,264	2.0
676,738		Microsoft Corp.	106,728,350	11.3
52,201		Nvidia Corp.	13,760,184	1.5
179,528		Oracle Corp.	8,676,588	0.9
105,112	(1)	PayPal Holdings, Inc.	10,063,423	1.1
102,181		Qualcomm, Inc.	6,912,545	0.7
75,122	(1)	Salesforce.com, Inc.	10,816,066	1.1
16,661	(1)	ServiceNow, Inc.	4,774,709	0.5
83,878		Texas Instruments, Inc.	8,381,929	0.9
153,295		Visa, Inc. - Class A	24,698,890	2.6
6,863	(1),(2)	VMware, Inc.	831,109	0.1
14,788	(1)	Workday, Inc.	1,925,693	0.2
			382,098,619	40.4

		Materials: 0.9%
2,794		Air Products & Chemicals, Inc.	557,710	0.0
22,547		Ecolab, Inc.	3,513,499	0.4
6,853		PPG Industries, Inc.	572,911	0.1
7,414		Sherwin-Williams Co.	3,406,881	0.4
5,322		Southern Copper Corp.	149,868	0.0
			8,200,869	0.9

		Real Estate: 2.3%
39,293		American Tower Corp.	8,556,050	0.9
37,082		Crown Castle International Corp.	5,354,641	0.6
7,602		Equinix, Inc.	4,747,981	0.5
10,016		Public Storage, Inc.	1,989,278	0.2
24,343		Simon Property Group, Inc.	1,335,457	0.1
			21,983,407	2.3

	Total Common Stock
	(Cost $536,236,805)		936,173,108	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.1%
835,673	(3)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $835,673, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $852,386, due 08/01/23-06/01/51)
		(Cost $835,673)	835,673	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
9,367,000	(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
		(Cost $9,367,000)	9,367,000	1.0

	Total Short-Term Investments
	(Cost $10,202,673)		10,202,673	1.1

	Total Investments in Securities (Cost $546,439,478)		$946,375,781	100.1
	Liabilities in Excess of Other Assets		(1,075,544)	(0.1)
	Net Assets		$945,300,237	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$936,173,108	$–	$–	$936,173,108
Short-Term Investments	9,367,000	835,673	–	10,202,673
Total Investments, at fair value	$945,540,108	$835,673	$–	$946,375,781
Other Financial Instruments+
Futures	771,775	–	–	771,775
Total Assets	$946,311,883	$835,673	$–	$947,147,556

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	84	06/19/20	$10,792,740	$771,775
			$10,792,740	$771,775

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $546,794,747.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$421,739,014
Gross Unrealized Depreciation	(21,386,205)
Net Unrealized Appreciation	$400,352,809